Income taxes	12 Months Ended
Mar. 29, 2020
Income Taxes [Abstract]
Income taxes
Income taxes
The components of the provision for income tax are as follows:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Current income tax expense
Current period	39.2	45.1	24.4
Adjustment in respect of prior periods	(0.3)	—	0.2
	38.9	45.1	24.6
Deferred income tax (recovery) expense
Origination and reversal of temporary differences	(29.4)	(5.7)	4.3
Effect of change in income tax rates	2.5	(0.4)	0.4
Adjustment in respect of prior periods	—	(0.1)	(0.2)
	(26.9)	(6.2)	4.5
Income tax expense	12.0	38.9	29.1

The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Income before income taxes	163.7	182.5	125.2
	25.47%	25.43%	25.38%
Income tax at expected statutory rate	41.7	46.4	31.8
Non-deductible (taxable) items	0.4	0.2	(0.3)
Non-deductible stock option expense	1.8	0.9	0.4
Effect of foreign tax rates	(11.8)	(9.4)	(2.9)
Non-deductible (taxable) foreign exchange loss (gain)	0.9	0.7	(0.1)
Change in tax law related to Swiss tax reform	(23.1)	—	—
Change in tax rates	2.5	—	—
Other items	(0.4)	0.1	0.2
Income tax expense	12.0	38.9	29.1

The change in the year in the components of deferred tax assets and liabilities are as follows:

		Change in the year affecting
	March 31, 2019	Net income	Other comprehensive income	March 29, 2020
	$	$	$	$
Losses carried forward	3.0	0.6	—	3.6
Employee future benefits	0.2	—	0.1	0.3
Other liabilities	9.2	26.0	—	35.2
Unrealized profit in inventory	8.3	8.7	—	17.0
Provisions	3.2	1.8	—	5.0
Unrealized foreign exchange	(0.3)	1.1	1.6	2.4
Total deferred tax asset	23.6	38.2	1.7	63.5
Intangible assets	(4.3)	(1.9)	—	(6.2)
Property, plant and equipment	(23.8)	(7.8)	—	(31.6)
Total deferred tax liabilities	(28.1)	(9.7)	—	(37.8)
Net deferred tax liabilities	(4.5)	28.5	1.7	25.7
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Change in the year affecting
	March 31, 2019	Net income	Other comprehensive income	March 29, 2020
	$	$	$	$
Deferred tax assets	12.2	28.7	(0.1)	40.8
Deferred tax liabilities	(16.7)	(0.2)	1.8	(15.1)
	(4.5)	28.5	1.7	25.7

Available deferred income tax assets in the amount of $22.0 was not recognized as it is not probable that future taxable income will be available to the Company to utilize the benefits.
The corporate entities within Canada Goose have the following tax-loss carry-forwards that are expected to expire in the following years, if not utilized.

$
2038	2.0
2039	4.6
2040	2.7
2041 and thereafter	4.5
13.8

The Company does not recognize tax on unremitted earnings from foreign subsidiaries as it is management’s intent to reinvest these earnings indefinitely. Unremitted earnings from foreign subsidiaries were $222.1 as at March 29, 2020 (March 31, 2019 - $119.1, March 31, 2018 - $48.4).
As at March 29, 2020, in addition to the amount charged to profit or loss and other comprehensive income, a tax recovery of less than $0.1 (March 31, 2019 - $2.8) was recognized directly in equity related to excess tax deductions on share-based payments for stock options exercised.